Expense Example	Dec. 31, 2024 USD ($)
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	3,609
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,135
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,150
SmartETFs Sustainable Energy II ETF | SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	$ 2,892